UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 83.53%

Consumer Discretionary - 5.12%
	Mattel, Inc.	13,250	$310,448
*	Taylor Morrison Home Corp.	13,500	269,325
			579,773
Energy - 1.51%
*	Matrix Service Co.	8,500	170,000
			170,000
Health Care - 19.37%
*	ACADIA Pharmaceuticals, Inc.	5,000	183,150
*	Accuray, Inc.	34,500	237,705
	Aceto Corp.	10,000	224,100
*	Aratana Therapeutics, Inc.	5,500	97,130
*	AtriCure, Inc.	4,650	113,739
*	BioTelemetry, Inc.	12,500	178,625
*	Cardiovascular Systems, Inc.	9,000	216,720
*	Collegium Pharmaceutical, Inc.	6,000	90,720
*	Flexion Therapeutics, Inc.	5,000	120,550
*	Heron Therapeutics, Inc.	5,500	211,530
*	Hologic, Inc.	3,500	135,835
*	Mast Therapeutics, Inc.	301,317	146,139
*	Sequenom, Inc.	55,000	118,250
*	The Spectranetics Corp.	7,000	117,950
			2,192,143
Industrials - 38.47%
	Briggs & Stratton Corp.	10,000	199,800
	Douglas Dynamics, Inc.	8,000	177,760
	Dynamic Materials Corp.	8,846	100,225
	Flowserve Corp.	5,500	248,215
	FreightCar America, Inc.	10,700	230,585
*	Genesee & Wyoming, Inc.	3,750	256,425
	H&E Equipment Services, Inc.	25,500	528,105
	Kansas City Southern	2,000	185,480
*	Kirby Corp.	4,450	313,859
	Lincoln Electric Holdings, Inc.	3,900	228,735
*	Masonite International Corp.	2,750	181,637
*	Neff Corp.	42,500	280,075
	Terex Corp.	9,000	207,185
	The Greenbrier Cos., Inc.	6,350	264,795
	Trinity Industries, Inc.	14,200	383,258
*	United Rentals, Inc.	3,500	284,865
*	USG Corp.	9,250	282,217
			4,353,221
			Continued

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 19.06%
	Eagle Materials, Inc.			5,500	$450,065
	Freeport-McMoRan, Inc.			9,500	101,080
	Huntsman Corp.			16,500	272,745
	Methanex Corp.			7,000	285,320
	Olin Corp.			17,500	349,300
	Rayonier Advanced Materials, Inc.			31,500	214,830
	Westlake Chemical Corp.			8,750	483,263
					2,156,603

	Total Common Stocks (Cost $9,983,512 )				9,451,740

EXCHANGE-TRADED PRODUCTS - 3.61%
*	ProShares UltraShort Nasdaq Biotechnology			5,500	174,570
*	ProShares UltraShort QQQ			6,500	233,610

	Total Exchange-Traded Products (Cost $407,526)				408,180

CALL OPTIONS PURCHASED - 4.34%		Shares	Strike Price	Expiration Date
*	Accuray, Inc.	1,000	$8.00	9/18/2015	5,000
*	Axiall Corp.	125	30.00	2/19/2016	20,937
*	Entery Corp.	350	70.00	12/18/2015	46,375
*	H&E Equipment Services, Inc.	500	20.00	2/19/2016	157,500
*	iShares Russell 2000 Value Fund	500	95.00	11/20/2015	140,000
*	Material Select Sector SPDR ETF	202	45.00	12/18/2015	28,127
*	Methanex Corp.	200	42.50	9/18/2015	24,284
*	Olin Corp.	400	22.50	12/18/2015	30,623
*	Sprouts Farmers Market, Inc.	150	25.00	9/18/2015	2,250
*	Tuesday Morning Corp.	200	12.50	9/18/2015	1,500
*	Westlake Chemical Corp.	100	60.00	1/15/2016	34,500

	Total Call Options Purchased (Cost $471,930)				491,096

PUT OPTIONS PURCHASED - 0.38%		Shares	Strike Price	Expiration Date
*	iPath S&P 500 ETN	500	$18.00	9/18/2015	5,250
*	iShares Russell 2000 Growth Fund	100	143.00	9/18/2015	37,160

	Total Put Options Purchased (Cost $110,138)				42,410

					Continued

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015
				Value (Note 1)
RIGHTS - 0.00%	Shares	Strike Price	Expiration Date
* DepoMed, Inc.	9,000	$0.01	1/1/2016	$-

Total Rights (Cost $0)				-

SHORT-TERM INVESTMENT - 6.42%			Shares
§	Fidelity Money Market Institutional Fund, 0.13%		726,780	726,780

Total Short-Term Investment (Cost $726,780)				726,780

Total Value of Investments (Cost $11,699,886)(a) - 98.28%				$11,120,206

Total Value of Options Written (Premiums Received $34,766) - (0.32)%				(35,858)

Other Assets Less Liabilities - 2.04%				230,921

Net Assets - 100%				$11,315,269

§ Represents 7 day effective yield
* Non-income producing investment

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$447,035
Aggregate gross unrealized depreciation				(1,027,806)

Net unrealized depreciation				$(580,771)

				(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Options Written
(Unaudited)

As of August 31, 2015
				Value (Note 1)

CALL OPTIONS WRITTEN - 0.32%	Shares	Strike Price	Expiration Date
* H&E Equipment Services, Inc.	250	$22.50	10/16/2015	$18,358
* Rayonier Advanced Materials, Inc.	250	10.00	11/20/2015	17,500

Total Call Options Written (Premiums Received $34,766)				35,858

				(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation

The Goodwood SMID Cap Discovery Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$9,451,740	$9,451,740	$-	$-
Exchange-Traded Products	408,180	408,180	-	-
Call Options Purchased	491,096	491,096	-	-
Put Options Purchased	42,410	42,410	-	-
Rights	-	-	-	-
Short-Term Investment	726,780	726,780	-	-
Total	$11,120,206	$11,120,206	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$35,858	$35,858	$-	$-
Total	$35,858	$35,858	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 8, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Cap Discovery Fund